UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   08/06/2004
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           48
                                         -----------
Form 13F Information Table Value Total:     $827,763
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ARKANSAS BEST CORP DEL         COM              040790107     5781  175600 SH       SOLE              175600      0    0
AES CORP                       COM              00130H105     2979  300000 SH       SOLE              300000      0    0
ALBERTSONS INC                 COM              013104104    54930 2069700 SH       SOLE             2069700      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     7437  412000 SH       SOLE              412000      0    0
BOISE CASCADE CORP             COM              097383103    36359  965962 SH       SOLE              965962      0    0
BOSTON SCIENTIFIC CORP         COM              101137107    12840  300000 SH       SOLE              300000      0    0
ANHEUSER BUSCH COS INC         COM              035229103    37255  689900 SH       SOLE              689900      0    0
CLOROX CO DEL                  COM              189054109    41900  779100 SH       SOLE              779100      0    0
COINSTAR INC                   COM              19259P300     1099   50000 SH       SOLE               50000      0    0
CSX CORP                       COM              126408103     6882  210000 SH       SOLE              210000      0    0
DRESS BARN INC                 COM              261570105     4410  257600 SH       SOLE              257600      0    0
DREXLER TECHNOLOGY CORP        COM              261876106     3492  262000 SH       SOLE              262000      0    0
EGL INC                        COM              268484102     3990  150000 SH       SOLE              150000      0    0
FOOT LOCKER INC                COM              344849104    40346 1657600 SH       SOLE             1657600      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    25064  434000 SH       SOLE              434000      0    0
GENESCO INC                    COM              371532102    15803  668765 SH       SOLE              668765      0    0
GAYLORD ENTMT CO NEW           COM              367905106    12396  394900 SH       SOLE              394900      0    0
GENELABS TECHNOLOGIES INC      COM              368706107     3860 1670788 SH       SOLE             1670788      0    0
GENESIS HEALTHCARE CORP        COM              37184D101    20703  712922 SH       SOLE              712922      0    0
CP HOLDERS                     DEP RCPTS CP     12616K106    31650  530856 SH       SOLE              530856      0    0
K2 INC                         COM              482732104     3533  225000 SH       SOLE              225000      0    0
PENNY J C INC                  COM              708160106    84681 2242600 SH       SOLE             2242600      0    0
PENNY J C INC                  CALL             708160906     1425  500000     CALL SOLE              500000      0    0
KINETIC CONCEPTS INC           COM NEW          49460W208    21208  425000 SH       SOLE              425000      0    0
KMART HLDG CORPORATION         COM              498780105    30515  425000 SH       SOLE              425000      0    0
KROGER CO                      COM              501044101    28483 1565000 SH       SOLE             1565000      0    0
LIONS GATE ENTMNT CORP         COM NEW          535919203     2419  346500 SH       SOLE              346500      0    0
MANTECH INTL CORP              CL A             564563104     4899  261000 SH       SOLE              261000      0    0
MAY DEPT STORES CO             COM              577778103     1630   59300 SH       SOLE               59300      0    0
MGM MIRAGE                     COM              552953101     9491  202200 SH       SOLE              202200      0    0
MAGELLAN HEATH SVCS INC        COM NEW          559079207    10259  306700 SH       SOLE              306700      0    0
MINE SAFETY APPLIANCES CO      COM              602720104     3370  100000 SH       SOLE              100000      0    0
NIKE INC                       CL B             654106103    39102  516200 SH       SOLE              516200      0    0
NORANDA INC                    COM              655422103     8585  500000 SH       SOLE              500000      0    0
OMNICARE INC                   COM              681904108    10703  250000 SH       SOLE              250000      0    0
PACIFICARE HEALTH SYS DEL      COM              695112102    12116  313400 SH       SOLE              313400      0    0
PLAYTEX PRODS INC              COM              72813P100     3953  505500 SH       SOLE              505500      0    0
MADDEN STEVEN LTD              COM              556269108     2718  136100 SH       SOLE              136100      0    0
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR    82481R106     6885  257654 SH       SOLE              257654      0    0
TOYS R US INC                  COM              892335100    44360 2784654 SH       SOLE             2784654      0    0
TRINITY INDS INC               COM              896522109    10936  344000 SH       SOLE              344000      0    0
TYCO INTL LTD NEW              COM              902124106    51144 1543271 SH       SOLE             1543271      0    0
TIME WARNER INC                COM              887317105    21096 1200000 SH       SOLE             1200000      0    0
UNION PAC CORP                 COM              907818108    11890  200000 SH       SOLE              200000      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     5955   65100 SH       SOLE               65100      0    0
VIACOM INC                     CL A             925524100    14288  400000 SH       SOLE              400000      0    0
WET SEAL INC                   CL A             961840105      523  100000 SH       SOLE              100000      0    0
WELLCHOICE INC                 COM              949475107    12420  300000 SH       SOLE              300000      0    0


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